Deferred income	12 Months Ended
Feb. 28, 2021
Disclosure Of Deferred Income [Abstract]
Deferred income
16	Deferred income

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Government grants	75,848	—

The Group has been awarded a grant from the Monetary Authority of Singapore (MAS). The grant, received during the financial year, amounted to US$78,463 (SGD107,000) and related to the development of the Kratos platform. The grant, recognised as deferred income, is being amortized over the useful life of the platform.